CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CONSOLIDATED FINANCIAL STATEMENTS

2.	CONSOLIDATED FINANCIAL STATEMENTS

TGS presents its consolidated financial statements including Telcosur S.A. (“Telcosur”) and CTG Energía S.A. (“CTG”), its consolidated subsidiaries, which are jointly referred to as “the Company”.

These consolidated financial statements were approved and authorized for issuance by the Company's Board of Directors on April 27, 2021.